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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: December 31, 2004


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    February 15, 2005
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 25

Form 13 F Information Table Value Total:  246,710
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.         COMMON       031162AE0       3,381       52,700   SH               SOLE                    SOLE
Biolase
  Technology
  Inc.              COMMON        90911108       3,828      352,200   SH               SOLE                    SOLE
Cablevision
  Systems Corp.     COMMON       12686C109         498       20,000   SH               SOLE                    SOLE
Conseco, Inc.       COMMON       208464883         399       20,000   SH               SOLE                    SOLE
Conseco, Inc.       PREFERRED    208464867      10,600      400,000   SH               SOLE                    SOLE
Exide
  Technologies
  Inc.              COMMON       302051206       2,530      183,614   SH               SOLE                    SOLE
Genesis
  Healthcare
  Corporation       COMMON       37184D101       2,609       74,477   SH               SOLE                    SOLE
Hanger
  Orthopedic
  Group, Inc.       COMMON       41043F208       3,813      470,800   SH               SOLE                    SOLE
Horizon Offshore    COMMON       44043J105         731      440,275   SH               SOLE                    SOLE
Hospitality
  Properties        COMMON       44106M102       1,380       30,000   SH               SOLE                    SOLE
Hybridon Inc.       COMMON       44860M801          42       88,522   SH               SOLE                    SOLE
La Quinta
  Corporation       COMMON       50419U202         409       45,000   SH               SOLE                    SOLE
MCI Inc.            COMMON       552691107       49773    2,468,913   SH               SOLE                    SOLE
Neighborcare Inc    COMMON       64015Y104     152,046    4,949,412   SH               SOLE                    SOLE
Owens and Minor     COMMON       690732102         228        8,100   SH               SOLE                    SOLE
                    W EXP
Pathmark Stores     09/10/201    70322A119           3       17,481   SH               SOLE                    SOLE
PSS World Medical   COMMON       69366A100       2,328      186,000   SH               SOLE                    SOLE
Reliant Energy,
  Inc.              COMMON       75952B105         118        8,644   SH               SOLE                    SOLE
Savvis
  Communications
  Corporation       COMMON       805423100       3,012    2,596,292   SH               SOLE                    SOLE
Shiloh
  Industries,
  Inc.              COMMON       824543102         210       15,000   SH               SOLE                    SOLE
Starbucks Jan
  45 Puts           PUTS         855244959           0      250,000   PUT              SOLE                    SOLE
Stericycle          COMMON       858912108         460       10,000   SH               SOLE                    SOLE
Sun Healthcare
  Group             COMMON       866933401       1,645      178,570   SH               SOLE                    SOLE
Telewest Global
  Inc.              COMMON       87956T107       4,822      274,283   SH               SOLE                    SOLE
Unitedglobalcom,
  Inc.              COMMON       913247508       1,845      191,044   SH               SOLE                    SOLE